Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Construction in Progress

RMB
Balance at January 1, 2019	66,644
Additions	76,870
Transferred to property, plant and equipment	(77,861)
Transferred to intangible assets	(6,447)

Balance at December 31, 2019	59,206

Additions	84,145
Transferred to property, plant and equipment	(88,607)
Transferred to intangible assets	(6,319)

Balance at December 31, 2020	48,425